Share Capital (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
	Jul. 15, 2026	Jul. 15, 2024	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Dec. 11, 2025	Dec. 10, 2025
Share Capital
Number of shares to be purchased for cancellation							8,600,000
Percentage Of public float								10.00%
Repurchased shares (in shares)					662,300
Aggregate cost of shares repurchased and cancelled					$ 46,000
Accrued liability corresponding charge			$ 27,700		27,700
Proceeds from stock options exercised			$ 300	$ 4,800	3,800	$ 8,400
Payments to satisfy employee tax withholding net share settlements					$ 4,538	$ 6,487
PSU and RSU
Share Capital
Employee tax withholding for net share settlements			0	0	62,543	66,922
Payments to satisfy employee tax withholding net share settlements			$ 0	$ 0	$ 4,500	$ 6,500
Common shares
Share Capital
Aggregate cost of shares repurchased and cancelled			2,406		4,501
Retained earnings
Share Capital
Aggregate cost of shares repurchased and cancelled			$ 29,628		68,313
2024 Base Shelf Prospectus
Share Capital
Shelf prospectus period (month)		25 months
Stock issued during period, shares, new issues (in shares)		0
2026 Base Shelf Prospectus
Share Capital
Shelf prospectus period (month)	25 months
Stock issued during period, shares, new issues (in shares)	0
NCIB | Common shares
Share Capital
Aggregate cost of shares repurchased and cancelled					4,600
NCIB | Retained earnings
Share Capital
Aggregate cost of shares repurchased and cancelled					$ 41,400